MORTGAGE LOANS ON REAL ESTATE - Age Analysis of Loans by Property Type (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Total, net of allowance	$ 5,888	$ 390
Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	5,929	391
Financing Receivable, Allowance for Credit Loss	(41)	(1)	$ 0
Total, net of allowance	$ 5,888	$ 390
Financing Receivable, before Allowance for Credit Loss, to Total, Percent	100.00%	100.00%
Apartment | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	$ 907	$ 73
Financing Receivable, Allowance for Credit Loss	$ (1)	$ (1)
Financing Receivable, before Allowance for Credit Loss, to Total, Percent	15.00%	19.00%
Hotel | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	$ 1,114	$ 149
Financing Receivable, Allowance for Credit Loss	$ (6)	$ 0
Financing Receivable, before Allowance for Credit Loss, to Total, Percent	19.00%	38.00%
Industrial | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	$ 1,050	$ 27
Financing Receivable, Allowance for Credit Loss	$ (4)	$ 0
Financing Receivable, before Allowance for Credit Loss, to Total, Percent	18.00%	7.00%
Office | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	$ 1,187	$ 41
Financing Receivable, Allowance for Credit Loss	$ (17)	$ 0
Financing Receivable, before Allowance for Credit Loss, to Total, Percent	20.00%	10.00%
Parking | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	$ 420	$ 0
Financing Receivable, Allowance for Credit Loss	$ (6)	0
Financing Receivable, before Allowance for Credit Loss, to Total, Percent	7.00%
Retail | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	$ 874	97
Financing Receivable, Allowance for Credit Loss	$ (4)	$ 0
Financing Receivable, before Allowance for Credit Loss, to Total, Percent	15.00%	25.00%
Storage | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	$ 120	$ 4
Financing Receivable, Allowance for Credit Loss	$ (2)	$ 0
Financing Receivable, before Allowance for Credit Loss, to Total, Percent	2.00%	1.00%
Other | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	$ 257	$ 0
Financing Receivable, Allowance for Credit Loss	$ (1)	0
Financing Receivable, before Allowance for Credit Loss, to Total, Percent	4.00%
Not past due | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	$ 5,902	391
Not past due | Apartment | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	907	73
Not past due | Hotel | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	1,114	149
Not past due | Industrial | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	1,050	27
Not past due | Office | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	1,160	41
Not past due | Parking | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	420
Not past due | Retail | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	874	97
Not past due | Storage | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	120	4
Not past due | Other | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	257
Non-accrual | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	27	0
Non-accrual | Apartment | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	0	0
Non-accrual | Hotel | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	0	0
Non-accrual | Industrial | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	0	0
Non-accrual | Office | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	27	0
Non-accrual | Parking | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	0
Non-accrual | Retail | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	0	0
Non-accrual | Storage | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	0	$ 0
Non-accrual | Other | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Past Due [Line Items]
Total	$ 0